UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.1%
Equity — 38.9%
3,814,330	Goldman Sachs Structured Large Cap Growth Fund	$55,956,214
5,543,973	Goldman Sachs Structured International Equity Fund	51,337,187
3,640,643	Goldman Sachs Structured Large Cap Value Fund	41,466,923
2,024,997	Goldman Sachs Strategic Growth Fund	24,097,460
1,440,561	Goldman Sachs Large Cap Value Fund	17,776,524
1,699,239	Goldman Sachs Structured International Small Cap Fund	14,086,688
893,908	Goldman Sachs Structured Small Cap Equity Fund	12,371,685
659,675	Goldman Sachs Real Estate Securities Fund	9,901,717
1,518,451	Goldman Sachs International Real Estate Securities Fund	8,564,064
731,136	Goldman Sachs Structured Emerging Markets Equity Fund	6,273,147

		241,831,609

Fixed Income — 61.2%
10,201,851	Goldman Sachs Global Income Fund	134,154,339
12,503,267	Goldman Sachs Short Duration Government Fund	128,408,551
3,642,069	Goldman Sachs Core Fixed Income Fund	37,731,840
4,743,819	Goldman Sachs High Yield Fund	33,870,864
3,409,840	Goldman Sachs Commodity Strategy Fund	21,004,617
991,037	Goldman Sachs Emerging Markets Debt Fund	12,843,839
1,298,889	Goldman Sachs Local Emerging Markets Debt Fund	12,183,579

		380,197,629

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.1%		$622,029,238

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(892,984)

NET ASSETS — 100.0%		$621,136,254

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$611,873,467

Gross unrealized gain	47,909,047
Gross unrealized loss	(37,753,276)

Net unrealized security gain	$10,155,771

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.3%
Equity — 93.7%
11,976,889	Goldman Sachs Structured International Equity Fund	$110,905,991
5,656,240	Goldman Sachs Structured Large Cap Growth Fund	82,977,037
6,260,579	Goldman Sachs Structured Large Cap Value Fund	71,307,995
3,001,444	Goldman Sachs Strategic Growth Fund	35,717,180
2,481,334	Goldman Sachs Large Cap Value Fund	30,619,659
1,618,919	Goldman Sachs Structured International Small Cap Fund	13,420,835
1,465,631	Goldman Sachs Structured Emerging Markets Equity Fund	12,575,110
748,799	Goldman Sachs Real Estate Securities Fund	11,239,466
762,537	Goldman Sachs Structured Small Cap Equity Fund	10,553,507
1,723,841	Goldman Sachs International Real Estate Securities Fund	9,722,463

		389,039,243

Fixed Income — 6.6%
4,435,416	Goldman Sachs Commodity Strategy Fund	27,322,163

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$416,361,406

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment — 0.1%(b)
Repurchase Agreement — 0.1%
Joint Repurchase Agreement Account II
$200,000	0.147%	04/02/12	$200,000

TOTAL INVESTMENTS — 100.4%			$416,561,406

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%			(1,465,410)

NET ASSETS — 100.0%			$415,095,996

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on March 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$433,777,328

Gross unrealized gain	65,430,028
Gross unrealized loss	(82,645,950)

Net unrealized security loss	$(17,215,922)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.2%
Equity — 56.9%
19,816,851	Goldman Sachs Structured International Equity Fund	$183,504,038
10,455,996	Goldman Sachs Structured Large Cap Growth Fund	153,389,464
10,824,529	Goldman Sachs Structured Large Cap Value Fund	123,291,382
5,546,497	Goldman Sachs Strategic Growth Fund	66,003,316
4,287,993	Goldman Sachs Large Cap Value Fund	52,913,836
3,977,322	Goldman Sachs Structured International Small Cap Fund	32,971,999
1,960,238	Goldman Sachs Structured Small Cap Equity Fund	27,129,690
1,289,506	Goldman Sachs Real Estate Securities Fund	19,355,487
2,968,347	Goldman Sachs International Real Estate Securities Fund	16,741,475
1,637,769	Goldman Sachs Structured Emerging Markets Equity Fund	14,052,061

		689,352,748

Fixed Income — 43.3%
19,921,782	Goldman Sachs Global Income Fund	261,971,439
8,685,893	Goldman Sachs Core Fixed Income Fund	89,985,855
10,200,065	Goldman Sachs Commodity Strategy Fund	62,832,401
4,335,026	Goldman Sachs High Yield Fund	30,952,085
2,926,754	Goldman Sachs Short Duration Government Fund	30,057,761
1,937,453	Goldman Sachs Emerging Markets Debt Fund	25,109,393
2,539,354	Goldman Sachs Local Emerging Markets Debt Fund	23,819,143

		524,728,077

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$1,214,080,825

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment — 0.1%(b)
Repurchase Agreement — 0.1%
Joint Repurchase Agreement Account II
$600,000	0.147%	04/02/12	$600,000

TOTAL INVESTMENTS — 100.3%			$1,214,680,825

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(3,381,621)

NET ASSETS — 100.0%			$1,211,299,204

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on March 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,193,801,288

Gross unrealized gain	136,288,390
Gross unrealized loss	(115,408,853)

Net unrealized security gain	$20,879,537

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.3%
Equity — 76.3%
24,998,754	Goldman Sachs Structured International Equity Fund	$231,488,459
11,233,377	Goldman Sachs Structured Large Cap Growth Fund	164,793,638
12,121,086	Goldman Sachs Structured Large Cap Value Fund	138,059,175
5,956,476	Goldman Sachs Strategic Growth Fund	70,882,070
4,804,398	Goldman Sachs Large Cap Value Fund	59,286,267
3,701,039	Goldman Sachs Structured International Small Cap Fund	30,681,614
1,879,575	Goldman Sachs Structured Small Cap Equity Fund	26,013,318
2,472,507	Goldman Sachs Structured Emerging Markets Equity Fund	21,214,109
1,087,973	Goldman Sachs Real Estate Securities Fund	16,330,469
2,506,631	Goldman Sachs International Real Estate Securities Fund	14,137,401

		772,886,520

Fixed Income — 24.0%
8,538,921	Goldman Sachs Global Income Fund	112,286,815
10,264,485	Goldman Sachs Commodity Strategy Fund	63,229,226
3,663,487	Goldman Sachs High Yield Fund	26,157,298
1,632,182	Goldman Sachs Emerging Markets Debt Fund	21,153,082
2,140,202	Goldman Sachs Local Emerging Markets Debt Fund	20,075,099

		242,901,520

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$1,015,788,040

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.1%
Repurchase Agreement — 0.1%
Joint Repurchase Agreement Account II
$800,000	0.147%	04/02/12	$800,000

TOTAL INVESTMENTS — 100.4%			$1,016,588,040

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%			(3,578,211)

NET ASSETS — 100.0%			$1,013,009,829

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on March 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,020,777,186

Gross unrealized gain	134,611,718
Gross unrealized loss	(138,800,864)

Net unrealized security loss	$(4,189,146)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.1%
Equity — 42.0%
850,071	Goldman Sachs U.S. Equity Dividend and Premium Fund	$8,636,721
609,535	Goldman Sachs International Equity Dividend and Premium Fund	4,352,078
508,722	Goldman Sachs International Real Estate Securities Fund	2,869,195
86,243	Goldman Sachs Real Estate Securities Fund	1,294,513

		17,152,507

Fixed Income — 58.1%
941,354	Goldman Sachs High Yield Fund	6,721,265
432,999	Goldman Sachs Global Income Fund	5,693,940
344,507	Goldman Sachs Emerging Markets Debt Fund	4,464,806
444,514	Goldman Sachs Local Emerging Markets Debt Fund	4,169,541
190,312	Goldman Sachs Ultra-Short Duration Government Fund	1,669,041
105,710	Goldman Sachs Investment Grade Credit Fund	1,007,416

		23,726,009

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.1%		$40,878,516

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(34,527)

NET ASSETS — 100.0%		$40,843,989

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$41,047,189

Gross unrealized gain	2,319,235
Gross unrealized loss	(2,487,908)

Net unrealized security loss	$(168,673)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.0%
Equity — 29.3%
5,570,331	Goldman Sachs Real Estate Securities Fund	$83,610,673
13,560,609	Goldman Sachs International Real Estate Securities Fund	76,481,837
7,556,475	Goldman Sachs Structured International Small Cap Fund	62,643,176
5,467,903	Goldman Sachs Structured Emerging Markets Equity Fund	46,914,610
2,321,032	Goldman Sachs Emerging Markets Equity Fund	37,507,883
1,753,800	Goldman Sachs International Small Cap Fund	26,955,907

		334,114,086

Fixed Income — 70.7%
28,597,938	Goldman Sachs High Yield Fund	204,189,279
14,134,882	Goldman Sachs Emerging Markets Debt Fund	183,188,068
16,901,826	Goldman Sachs Local Emerging Markets Debt Fund	158,539,132
13,457,757	Goldman Sachs High Yield Floating Rate Fund	133,366,369
20,346,933	Goldman Sachs Commodity Strategy Fund	125,337,107

		804,619,955

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.0%		$1,138,734,041

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		173,568

NET ASSETS — 100.0%		$1,138,907,609

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,145,219,214

Gross unrealized gain	52,287,197
Gross unrealized loss	(58,772,370)

Net unrealized security loss	$(6,485,173)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at fair value. Each Portfolio invests in a combination of domestic and international equity, fixed income and other diversifier underlying funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined under valuation procedures approved by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value.
     The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy as of March 31, 2012:

	BALANCED STRATEGY			EQUITY GROWTH STRATEGY			GROWTH AND INCOME STRATEGY
Investment Type	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$241,831,609	$—	$—	$389,039,243	$—	$—	$689,352,748	$—	$—
Fixed Income Underlying Funds	380,197,629	—	—	27,322,163	—	—	524,728,077	—	—
Short-term Investments	—	—	—	—	200,000	—	—	600,000	—

Total	$622,029,238	$—	$—	$416,361,406	$200,000	$—	$1,214,080,825	$600,000	$—

	GROWTH STRATEGY			INCOME STRATEGIES			SATELLITE STRATEGIES
Investment Type	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$772,886,520	$—	$—	$17,152,507	$—	$—	$334,114,086	$—	$—
Fixed Income Underlying Funds	242,901,520	—	—	23,726,009	—	—	804,619,955	—	—
Short-term Investments	—	800,000	—	—	—	—

Total	$1,015,788,040	$800,000	$—	$40,878,516	$—	$—	$1,138,734,041	$—	$—

Repurchase Agreements — The Portfolios may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2012, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of April 2, 2012, as follows:

			Collateral
	Principal	Maturity	Allocation
Fund	Amount	Value	Value

Equity Growth Strategy	$200,000	$200,002	$204,385

Growth and Income Strategy	600,000	600,007	613,154

Growth Strategy	800,000	800,010	817,538

REPURCHASE AGREEMENTS — At March 31, 2012, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

		Equity	Growth and
	Interest	Growth	Income	Growth
Counterparty	Rate	Strategy	Strategy	Strategy

BNP Paribas Securities Co.	0.150%	$81,266	$243,798	$325,063

Credit Suisse Securities LLC	0.070	9,561	28,682	38,243

Deutsche Bank Securities, Inc.	0.050	18,165	54,496	72,661

JPMorgan Securities LLC	0.190	38,424	115,273	153,698

Wells Fargo Securities LLC	0.160	52,584	157,751	210,335

TOTAL		$200,000	$600,000	$800,000

At March 31, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 4.500%	08/01/24 to 04/01/42

Federal National Mortgage Association	2.500 to 7.500	05/01/12 to 10/01/51

Government National Mortgage Assoication	3.500 to 5.000	12/15/39 to 02/15/42

U.S. Treasury Notes	0.625 to 9.250	03/31/12 to 05/15/19

The Portfolios’ risks include, but are not limited to, the following;
Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.
Liquidity Risk — An Underlying Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.
     Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 29, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	May 29, 2012

* Print the name and title of each signing officer under his or her signature.